Financial Instruments Risk Management - Schedule of Information about Terms of Financial Obligations and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Schedule Of Information About Terms Of Financial Obligations And Liabilities [Line Items]
Accounts payable and other liabilities		$ 424,007	$ 194,187	[1]
Customer deposits		423,739	349,766	[1]
Derivative Liabilities		22,561	121,881
Long-term debt		5,411,208	$ 2,353,579	[1]
Liquidity Risk | On Demand
Schedule Of Information About Terms Of Financial Obligations And Liabilities [Line Items]
Accounts payable and other liabilities	[2]	131,268
Customer deposits		431,376
Total		562,644
Liquidity Risk | Within One Year
Schedule Of Information About Terms Of Financial Obligations And Liabilities [Line Items]
Accounts payable and other liabilities	[2]	242,108
Derivative Liabilities		16,493
Provisions		39,189
Long-term debt		349,328
Total		647,118
Liquidity Risk | Later Than One Year but Not Later Than 5 Years
Schedule Of Information About Terms Of Financial Obligations And Liabilities [Line Items]
Accounts payable and other liabilities	[2]	79,716
Derivative Liabilities		6,068
Provisions		3,844
Long-term debt		1,363,382
Total		1,453,010
Liquidity Risk | More Than 5 Years
Schedule Of Information About Terms Of Financial Obligations And Liabilities [Line Items]
Provisions		158
Long-term debt		5,816,656
Total		$ 5,816,814

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.
[2]	* Excludes VAT and other taxes as well as the interest accrual on Senior Notes, which are all included in accounts payable and other liabilities on the statements of financial position